UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:

/s/ Kian Ghazi                 New York, New York             August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $ 73,059
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                      FORM 13F INFORMATION TABLE
                                                            June 30, 2012

COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION    MGRS    SOLE     SHARED  NONE
--------------                ---------       ------      --------- --------  --- ----   -----------   -----   -----    ------- ----
AVIAT NETWORKS INC            COM             05366Y102    5,022    1,793,439 SH         SOLE          NONE    1,793,439
BLYTH INC                     COM NEW         09643P207    5,169      149,562 SH         SOLE          NONE      149,562
ELECTRONIC ARTS INC           COM             285512109    2,942      238,225 SH         SOLE          NONE      238,225
FALCONSTOR SOFTWARE INC       COM             306137100    1,586      607,621 SH         SOLE          NONE      607,621
FROZEN FOOD EXPRESS INDS INC  COM             359360104    1,691    1,537,412 SH         SOLE          NONE    1,537,412
INGRAM MICRO INC              CL A            457153104    3,779      216,286 SH         SOLE          NONE      216,286
LAYNE CHRISTENSEN CO          COM             521050104   10,328      499,187 SH         SOLE          NONE      499,187
SIGA TECHNOLOGIES INC         COM             826917106      446      155,906 SH         SOLE          NONE      155,906
SKECHERS U S A INC            CL A            830566105   10,223      501,862 SH         SOLE          NONE      501,862
SPDR GOLD TRUST               GOLD SHS        78463V107    9,595       61,827 SH         SOLE          NONE       61,827
SPDR GOLD TRUST               GOLD SHS        78463V107    9,606       61,900     PUT    SOLE          NONE       61,900
SYCAMORE NETWORKS INC         COM NEW         871206405   12,115      834,359 SH         SOLE          NONE      834,359
XO GROUP INC                  COM             983772104      557       62,825 SH         SOLE          NONE       62,825








SK 21676 0006 1312742